Fixed Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Computer equipment USD ($)	Dec. 31, 2011 Computer equipment CNY	Dec. 31, 2010 Computer equipment CNY	Dec. 31, 2011 Office building USD ($)	Dec. 31, 2011 Office building CNY	Dec. 31, 2010 Office building CNY	Dec. 31, 2011 Office building related facility, machinery and equipment USD ($)	Dec. 31, 2011 Office building related facility, machinery and equipment CNY	Dec. 31, 2010 Office building related facility, machinery and equipment CNY	Dec. 31, 2011 Internal use software development costs USD ($)	Dec. 31, 2011 Internal use software development costs CNY	Dec. 31, 2010 Internal use software development costs CNY	Dec. 31, 2011 Vehicles USD ($)	Dec. 31, 2011 Vehicles CNY	Dec. 31, 2010 Vehicles CNY	Dec. 31, 2011 Office equipment USD ($)	Dec. 31, 2011 Office equipment CNY	Dec. 31, 2010 Office equipment CNY	Dec. 31, 2011 Leasehold improvements USD ($)	Dec. 31, 2011 Leasehold improvements CNY	Dec. 31, 2010 Leasehold improvements CNY
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross				$ 548,175	3,450,160	1,956,642	$ 62,579	393,865	391,895	$ 21,800	137,209	137,542	$ 13,992	88,065	37,022	$ 1,103	6,943	6,829	$ 28,203	177,509	82,431	$ 28,430	178,932	74,793
Property, plant and equipment, gross excluding construction in progress	704,282	4,432,683	2,687,154
Accumulated depreciation	(268,740)	(1,691,424)	(1,079,539)
Construction in progress	474	2,982	14,797
Fixed assets, net	$ 436,016	2,744,241	1,622,412